CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Class A USD ($)	Dec. 31, 2013 Class A CNY	Dec. 31, 2013 Class B USD ($)	Dec. 31, 2013 Class B CNY	Dec. 31, 2012 Ordinary shares	Dec. 31, 2011 Ordinary shares	Dec. 31, 2013 ADSs USD ($)	Dec. 31, 2013 ADSs CNY	Dec. 31, 2012 ADSs CNY	Dec. 31, 2011 ADSs CNY
Revenues
Pay-for-performance services	$ 123,844	749,716	422,234	216,932
Display advertising services	10,490	63,503	46,670	33,334
Other services	6,228	37,703	32,821	12,161
Total revenues	140,562	850,922	501,725	262,427
Cost of revenues	(28,643)	(173,395)	(95,787)	(43,682)
Gross profit	111,919	677,527	405,938	218,745
Operating expenses:
Product developments	(52,699)	(319,021)	(187,266)	(83,110)
Sales and marketing (including services contributed by and rendered by related parties amounting to RMB1,200, RMB6,650 and RMB5,920 (US$978) and RMB90, RMB74,296 and RMB92,930 (US$15,350), respectively, for the years ended December 31, 2011, 2012 and 2013, respectively)	(63,230)	(382,777)	(243,800)	(134,246)
General and administrative (including services rendered by a related party amounting to RMB81, RMB81 and nil for the years ended December 31, 2011, 2012 and 2013, respectively)	(21,344)	(129,209)	(50,574)	(43,135)
Operating loss	(25,354)	(153,480)	(75,702)	(41,746)
Interest income, net	786	4,757	832	1,767
Foreign exchange (loss) gain, net	243	1,469	(656)	(33)
Other income, net	175	1,057	363	6
Loss before income taxes	(24,150)	(146,197)	(75,163)	(40,006)
Income tax expense	(6,788)	(41,092)	(15,950)	(5,945)
Net loss	(30,938)	(187,289)	(91,113)	(45,951)	(30,290)	(183,368)	(648)	(3,921)
Deemed dividend				(31,181)
Net loss attributable to ordinary shareholders	(30,938)	(187,289)	(91,113)	(77,132)	(30,290)	(183,368)	(648)	(3,921)
Loss per share for ordinary shares
Basic and diluted (in dollars per share)	$ (0.10)	(0.61)	(0.32)	(0.51)							$ (0.30)	(1.83)	(0.96)	(1.53)
Weighted average number of ordinary shares used in computation:
Ordinary shares: Basic (in share)					299,524,536	299,524,536	6,403,973	6,403,973	281,682,508	151,820,420
Ordinary shares: Diluted (in share)					299,524,536	299,524,536	305,928,509	305,928,509	281,682,508	151,820,420
Other comprehensive loss, net of tax of nil
Foreign currency translation adjustments	(2,787)	(16,873)	(542)	(5,491)
Comprehensive loss	$ (33,725)	(204,162)	(91,655)	(51,442)